UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC Municipal Money Market Fund
May 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.2%	Rate (%)	Date	Amount ($)	Value ($)
California--4.2%
California Pollution Control
Financing Authority, SWDR (Bay
Counties Waste Services, Inc.
Project) (LOC; Comerica Bank)	0.28	6/7/11	3,985,000 a	3,985,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Inc.)
(LOC; Comerica Bank)	0.28	6/7/11	2,495,000 a	2,495,000

Connecticut--2.0%
Hamden,
GO Notes, BAN	2.00	8/24/11	3,000,000	3,009,063

Delaware--2.7%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.12	6/1/11	4,100,000 a	4,100,000

Florida--2.5%
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.21	6/7/11	2,790,000 a,b	2,790,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wells Fargo
Bank)	0.28	6/7/11	1,100,000 a	1,100,000

Georgia--4.8%
Atlanta,
Airport Revenue, CP (LOC;

Wells Fargo Bank)	0.27	9/16/11	2,000,000	2,000,000
Fulton County Development
Authority, Revenue (Children's
Healthcare of Atlanta, Inc.
Project) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.19	6/7/11	3,335,000 a	3,335,000
Municipal Electric Authority of
Georgia, CP (LOC; Barclays
Bank PLC)	0.30	6/9/11	2,000,000	2,000,000

Illinois--3.2%
Illinois Development Finance
Authority, Revenue (Park Ridge
Youth Campus Project) (LOC;
Bank of America)	0.89	6/7/11	900,000 a	900,000
Illinois Health Facilities
Authority, Revenue
(Northwestern Memorial
Hospital) (Liquidity Facility;
Northern Trust Company)	0.11	6/1/11	4,000,000 a	4,000,000

Indiana--1.3%
Puttable Floating Option Tax
Exempt Receipts (Indiana
Health Facility Financing
Authority, Hospital
Improvement Revenue, Refunding
(Community Hospitals
Projects)) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.33	6/7/11	1,980,000 a,b	1,980,000

Iowa--4.2%
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	0.30	6/7/11	5,000,000 a	5,000,000
Iowa Higher Education Loan
Authority, Revenue, BAN
(William Penn University
Project)	1.50	12/1/11	1,500,000	1,506,735

Kentucky--1.3%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.50	12/1/11	2,000,000	2,008,478

Louisiana--5.8%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.33	6/7/11	2,800,000 a	2,800,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.12	6/1/11	1,400,000 a	1,400,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.18	6/7/11	4,700,000 a	4,700,000

Maryland--.9%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Trust)	0.43	6/7/11	1,440,000 a	1,440,000

Michigan--1.2%
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; Bank of America)	0.33	6/7/11	1,800,000 a	1,800,000

Minnesota--2.0%
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.36	6/7/11	3,135,000 a	3,135,000

New Hampshire--2.3%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.11	6/1/11	3,600,000 a	3,600,000

New York--5.2%
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.30	6/7/11	4,000,000 a	4,000,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.35	2/1/12	4,000,000	4,000,000

North Carolina--5.0%
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.21	6/7/11	3,700,000 a	3,700,000
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wells Fargo Bank and
LOC; GNMA)	0.19	6/7/11	3,965,000 a,b	3,965,000

Ohio--2.4%
Clark County,
Solid Waste Facilities Revenue
(Eastwood Dairy LLC Project)
(LOC; Wells Fargo Bank)	0.40	6/7/11	2,750,000 a	2,750,000
Union Township,
GO Notes, BAN (Various Purpose)	1.25	9/13/11	1,000,000	1,001,411

Oklahoma--4.9%
Optima Municipal Authority,
Industrial Revenue (Seaboard
Project) (LOC; Bank of the
West)	0.30	6/7/11	7,500,000 a	7,500,000

Pennsylvania--4.0%
Lancaster County Hospital

Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Trust)	0.18	6/7/11	1,147,000 a	1,147,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.33	6/7/11	5,000,000 a	5,000,000

South Carolina--3.2%
South Carolina Jobs-Economic
Development Authority, HR
(Conway Hospital, Inc.)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Branch Banking and
Trust Co.)	0.24	6/7/11	4,950,000 a	4,950,000

Tennessee--13.6%
Industrial Development Board of
Blount County and the Cities
of Alcoa and Maryville, Local
Government Public Improvement
Revenue (Maryville Civic Arts
Center Project) (LOC; Branch
Banking and Trust Co.)	0.21	6/7/11	5,900,000 a	5,900,000
Knox County Health, Educational
and Housing Facility Board,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; Landesbank
Baden-Wurttemberg)	0.17	6/7/11	4,300,000 a	4,300,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.21	6/7/11	3,545,000 a	3,545,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.23	6/7/11	2,345,000 a,b	2,345,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.23	6/7/11	4,890,000 a,b	4,890,000

Texas--9.7%
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.32	7/12/11	3,750,000	3,750,000
Greenville Industrial Development
Corporation, IDR (Woodgrain
Project) (LOC; General
Electric Capital Corp.)	0.26	6/7/11	3,225,000 a	3,225,000
Harris County Health Facilities
Development Corporation,
Revenue (Saint Luke's
Episcopal Hospital) (Liquidity
Facility: Bank of America,
JPMorgan Chase Bank and
Northern Trust Co.)	0.13	6/1/11	2,000,000 a	2,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
LLC Project) (LOC; Branch
Banking and Trust Co.)	0.55	6/30/11	3,000,000	3,000,000
Texas,
TRAN	2.00	8/31/11	2,000,000	2,008,470
University of Texas System Board
of Regents Financing System
Revenue	3.00	8/15/11	1,000,000	1,005,564

Utah--.8%
Utah,
GO Notes, Refunding	5.38	7/1/11	1,250,000	1,255,212

Vermont--1.5%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; JPMorgan Chase
Bank)	0.38	6/9/11	2,380,000	2,380,000

Virginia--1.5%
Hanover County Industrial
Development Authority, IDR
(Virginia Iron and Metal
Company Inc., Project) (LOC;
Branch Banking and Trust Co.)	0.29	6/7/11	2,240,000 a	2,240,000

Washington--1.5%
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.35	6/7/11	2,350,000 a	2,350,000

Wisconsin--7.5%
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wells Fargo
Bank)	0.40	6/7/11	2,680,000 a	2,680,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.25	6/7/11	3,015,000 a	3,015,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
Refunding (Lawrence University
of Wisconsin) (LOC; JPMorgan
Chase Bank)	0.18	6/7/11	3,925,000 a	3,925,000
Wisconsin Rural Water Construction
Loan Program Commission,
Revenue, BAN	1.50	11/1/11	2,000,000	2,007,490

Total Investments (cost $152,919,423)			99.2%	152,919,423
Cash and Receivables (Net)			.8%	1,215,885
Net Assets			100.0%	154,135,308

a	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, these securities amounted to $15,970,000 or 10.4% of net assets.

At May 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	152,919,423
Level 3 - Significant Unobservable Inputs	-
Total	152,919,423

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC New Jersey Municipal Money Market Fund
May 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--89.9%	Rate (%)	Date	Amount ($)	Value ($)
New Jersey--83.3%
Berkeley Heights Township Board of
Education, GO Notes	4.13	3/1/12	130,000	132,869
Burlington County Bridge
Commission, County-Guaranteed
LR (Governmental Leasing
Program)	4.75	8/15/11	150,000	151,131
Burlington County Bridge
Commission, County-Guaranteed
Pooled Loan Revenue
(Governmental Loan Program)	2.50	8/15/11	200,000	200,676
Camden County Improvement
Authority, County Guaranteed
Lease Revenue, Refunding	4.00	12/1/11	550,000	558,183
Camden County Municipal Utilities
Authority, County Agreement
Sewer Revenue, Refunding	5.00	7/15/11	345,000	346,660
Camden County Municipal Utilities
Authority, County Agreement
Sewer Revenue, Refunding	5.00	7/15/11	125,000	125,598
Carteret Redevelopment Agency,
Revenue (Project Notes)	1.50	9/28/11	1,000,000	1,001,614
Cinnaminson Township Board of
Education, GO Notes, Refunding	2.00	7/15/11	125,000	125,150
Clark Township Board of Education,
GO Notes	4.00	6/1/11	100,000	100,000
Cumberland County,
GO Notes (General Improvement)	2.50	12/15/11	100,000	100,671
East Brunswick Township,
GO Notes, BAN	2.00	1/6/12	195,000	196,079
East Orange,
GO Notes, Refunding	5.00	8/1/11	200,000	201,329
Elizabeth,
GO Notes, Refunding	4.25	4/15/12	895,000	918,583

Elizabeth,
GO Notes (General Improvement)	4.25	8/15/11	100,000	100,667
Essex County,
GO Notes, Refunding	5.00	6/1/11	150,000	150,000
Essex County Improvement
Authority, Airport Revenue,
Refunding	5.13	10/1/11	250,000	253,332
Essex County Improvement
Authority, GO Guaranteed Lease
Revenue, Refunding (County
Recreational Facilities -
Riverbank Park Project)	2.00	10/1/11	160,000	160,531
Essex County Improvement
Authority, GO Guaranteed
Revenue, Refunding (New Jersey
Performing Arts Center Project)	2.00	10/1/11	105,000	105,348
Ewing Township Board of Education,
GO Notes	3.75	9/15/11	200,000	201,577
Glassboro Borough,
GO Notes, BAN	1.75	8/11/11	722,856	723,801
Gloucester County,
GO Notes, Refunding	4.00	7/1/11	100,000	100,263
High Bridge Borough,
GO Notes, Refunding	4.63	12/1/11	100,000	101,616
Hillsdale Borough,
GO Notes (General Improvement
and Swim Pool Utility)	2.00	2/15/12	435,000	438,062
Jersey City,
GO Notes (Qualified General
Improvement)	4.00	8/1/11	255,000	256,281
Jersey City,
GO Notes (Qualified General
Improvement)	4.13	8/1/11	100,000	100,536
Jersey City,
GO Notes, Refunding	6.25	10/1/11	125,000	127,138
JPMorgan Chase Putters/Drivers
Trust (New Jersey, TRAN)
(Liquidity Facility; JPMorgan
Chase Bank)	0.15	6/1/11	1,800,000 a,b	1,800,000
Keyport,
GO Notes, BAN	1.50	8/4/11	1,000,000	1,000,607
Mansfield Township Board of

Education, GO Notes	3.63	3/1/12	100,000	101,837
Middlesex County,
GO Notes	2.00	1/15/12	100,000	100,584
Monmouth Beach Borough Board of
Education, GO Notes, Refunding	3.00	2/1/12	130,000	131,725
Moorestown Township,
GO Notes	4.25	1/15/12	100,000	101,789
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.00	6/15/11	100,000	100,130
New Jersey,
GO Notes, Refunding	5.00	7/15/11	125,000	125,608
New Jersey,
GO Notes, Refunding	5.50	8/1/11	260,000	261,946
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC; Wells
Fargo Bank)	0.84	6/7/11	315,000 a	315,000
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	0.72	6/7/11	300,000 a	300,000
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.35	6/7/11	1,010,000 a	1,010,000
New Jersey Economic Development
Authority, EDR (The Center
School Project) (LOC; Bank of
America)	0.44	6/7/11	315,000 a	315,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.35	6/7/11	1,155,000 a	1,155,000
New Jersey Economic Development
Authority, First Mortgage
Revenue, Refunding (Winchester
Gardens at Ward Homestead
Project) (LOC; Valley National
Bank)	0.46	6/7/11	5,700,000 a	5,700,000
New Jersey Economic Development

Authority, IDR (CST Products,
LLC Project) (LOC; National
Bank of Canada)	0.35	6/7/11	2,200,000 a	2,200,000
New Jersey Economic Development
Authority, Market Transition
Facility Senior Lien Revenue,
Refunding	5.00	7/1/11	465,000	466,491
New Jersey Economic Development
Authority, Motor Vehicle
Surcharges Revenue	3.25	7/1/11	100,000	100,171
New Jersey Economic Development
Authority, Motor Vehicle
Surcharges Revenue	5.00	7/1/11	500,000	501,621
New Jersey Economic Development
Authority, Revenue (G&W
Laboratories, Inc. Project)
(LOC; Wells Fargo Bank)	0.35	6/7/11	2,775,000 a	2,775,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wells Fargo
Bank)	0.35	6/7/11	2,125,000 a	2,125,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.35	6/7/11	845,000 a	845,000
New Jersey Economic Development
Authority, Revenue (Richmond
Industries, Inc. and Richmond
Realty, LLC Projects) (LOC;
Commerce Bank NA)	0.31	6/7/11	440,000 a	440,000
New Jersey Economic Development
Authority, Revenue (The
Baptist Home Society of New
Jersey Project) (LOC; Valley
National Bank)	0.45	6/7/11	3,155,000 a	3,155,000
New Jersey Economic Development
Authority, State Lease Revenue
(State Office Buildings
Projects)	6.00	6/15/11	100,000	100,188
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Thermal

Energy Limited Partnership I
Project) (LOC; JPMorgan Chase
Bank)	0.20	6/7/11	100,000 a	100,000
New Jersey Educational Facilities
Authority, Revenue (Higher
Education Capital Improvement
Fund Issue)	5.00	9/1/11	100,000	100,991
New Jersey Educational Facilities
Authority, Revenue, Refunding
(Higher Education Capital
Improvement Fund Issue)	4.00	9/1/11	310,000	312,445
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS
Citizens NA)	0.31	6/7/11	4,990,000 a	4,990,000
New Jersey Health Care Facilities
Financing Authority,
Department of Human Services
LR (Greystone Park
Psychiatric Hospital Project)	3.50	9/15/11	100,000	100,717
New Jersey Health Care Facilities
Financing Authority,
Department of Human Services
LR (Greystone Park Psychiatric
Hospital Project)	5.00	9/15/11	100,000	101,058
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation
Issue) (LOC; Bank of America)	0.18	6/7/11	200,000 a	200,000
New Jersey Housing and Mortgage
Finance Agency, SFHR	3.90	10/1/11	495,000	498,109
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/11	210,000	210,340
New Jersey Transportation Trust
Fund Authority (Transportation
System)	6.50	6/15/11	100,000	100,204
New Jersey Transportation Trust
Fund Authority (Transportation
System)	4.50	12/15/11	100,000	101,883
New Jersey Transportation Trust
Fund Authority (Transportation

System)	5.25	12/15/11	200,000	204,528
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/11	250,000	255,896
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/12	100,000	104,635
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.38	6/7/11	7,220,000 a	7,220,000
New Jersey Turnpike Authority,
Turnpike Revenue (Liquidity
Facility; Societe Generale)	0.19	6/7/11	3,300,000 a	3,300,000
North Brunswick Township,
GO Notes, Refunding	4.00	5/15/12	100,000	103,022
Passaic County,
GO Notes, Refunding	3.00	9/1/11	250,000	251,378
Passaic Valley Water Commission,
Water Supply System Revenue,
Refunding	2.00	11/1/11	540,000	542,015
Paterson,
GO Notes (General Improvement)	4.25	6/15/11	250,000	250,307
Perth Amboy Board of Education,
GO Notes, Refunding	4.00	8/1/11	100,000	100,456
Port Authority of New York and New
Jersey, Equipment Notes	0.32	6/7/11	1,745,000 a	1,745,000
Port Authority of New York and New
Jersey, Equipment Notes	0.32	6/7/11	1,615,000 a	1,615,000
Rahway Redevelopment Agency,
City-Secured Arts District
Extension Project Notes	1.75	9/15/11	1,000,000	1,001,795
Readington Township,
GO Notes (General Improvement)	4.00	1/15/12	250,000	254,674
Red Bank,
GO Notes, BAN	1.50	11/30/11	1,000,000	1,002,465
River Vale Township,
GO Notes, BAN	1.50	1/13/12	250,000	250,766
Sea Isle City,
GO Notes	3.00	11/15/11	270,000	272,451

Somers Point Board of Education,
GO Notes	2.00	3/1/12	155,000	156,150
Somerset County Improvement
Authority, County Guaranteed
Governmental Loan Revenue
(Bridgewater Project)	2.00	9/1/11	100,000	100,251
Sparta Township Board of
Education, GO Notes, Refunding	5.00	9/1/11	400,000	404,007
Union City,
GO Notes	6.38	11/1/11	100,000	102,233
Union County,
GO Notes, Refunding (General
Improvement)	4.00	3/1/12	225,000	230,436
West Orange Township Board of
Education, GO Notes	4.13	11/1/11	140,000	141,812
Woodbridge Township,
GO Notes, Refunding	5.00	7/1/11	105,000	105,343

U.S. Related--6.6%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.28	6/7/11	3,700,000 a	3,700,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Electric Power Authority,
Power Revenue) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.29	6/7/11	980,000 a,b	980,000

Total Investments (cost $63,415,759)			89.9%	63,415,759
Cash and Receivables (Net)			10.1%	7,089,806
Net Assets			100.0%	70,505,565

a	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, these securities amounted to $2,780,000 or 3.9% of net assets.

At May 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	63,415,759
Level 3 - Significant Unobservable Inputs	-
Total	63,415,759

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
May 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.0%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.3%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	2,500,000	2,212,225
Alaska--.7%
Alaska Industrial Development and
Export Authority, Community
Provider Revenue (Boys and
Girls Home and Family
Services, Inc. Project)	5.88	12/1/27	2,000,000	1,200,000
Arizona--5.1%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000	3,301,890
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000	2,147,612
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000	2,498,790
Pinal County Electrical District
Number 4, Electric System
Revenue	6.00	12/1/38	1,150,000	1,106,633
California--7.2%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000	2,235,560
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	1,075,000	854,453

California Statewide Communities
Development Authority, Revenue
(Bentley School)	0.00	7/1/50	3,190,000 a	71,966
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	600,000	477,984
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000	1,060,160
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	3,500,000	2,699,480
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	2,150,000	1,452,540
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000	1,986,880
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	5,710,000 a	478,212
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000	1,424,236
Colorado--1.6%
Colorado Health Facilities
Authority, Revenue (Christian
Living Communities Project)	5.75	1/1/37	1,800,000	1,541,304
Colorado Health Facilities
Authority, Revenue (Total

Longterm Care National
Obligated Group Project)	6.25	11/15/40	1,250,000	1,222,000
El Paso County,
SFMR (Collateralized: FNMA and
GNMA)	6.20	11/1/32	65,000	65,927
Connecticut--2.5%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	1,500,000	1,548,180
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Company
Project)	6.15	4/1/35	1,200,000	1,199,904
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,735,000	1,734,809
District of Columbia--1.1%
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	6.65	6/1/30	1,455,000	1,563,121
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	7.50	12/1/30	155,000	160,667
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	220,000	219,287
Florida--3.3%
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	1,500,000	1,531,245
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	4,000,000 b	1,993,120
Saint Johns County Industrial

Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000	2,321,125
Georgia--.9%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	1,500,000	1,642,380
Hawaii--1.1%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,000,000	2,012,460
Illinois--6.9%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.00	10/1/33	275,000	287,106
Harvey,
GO	5.63	12/1/32	4,000,000	3,169,600
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	3,000,000	2,672,880
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/20	2,215,000	2,354,036
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	1,000,000	1,005,970
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000	803,420
Will Kankakee Regional Development
Authority, MFHR (Senior
Estates Supportive Living
Project)	7.00	12/1/42	2,000,000	1,762,900
Kansas--1.2%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	570,000	596,009
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed

Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	1,460,000	1,549,279
Kentucky--2.0%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	1,070,000	1,093,487
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,500,000	2,508,675
Louisiana--6.1%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	4,867,000 b	2,433,500
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	3,000,000	3,091,800
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000 c	2,752,320
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	2,530,000	2,530,329
Maryland--1.7%
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	3,000,000	2,931,870
Massachusetts--.6%
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/27	1,000,000	1,107,930
Michigan--7.4%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	1,601,995
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured

Guaranty Municipal Corp.)	7.50	7/1/33	1,500,000	1,760,385
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000	1,800,700
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	1,500,000	1,569,045
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	3,785,000	3,511,382
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.25	9/1/39	2,000,000	2,301,720
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	500,000	437,725
Minnesota--.9%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,750,000	1,665,457
Mississippi--.8%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	1,375,000	1,457,720
Missouri--1.6%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.63	12/1/28	2,500,000	2,559,800
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	7.50	3/1/31	160,000	165,850
New Jersey--5.1%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	1,000,000	815,050

New Jersey Economic Development
Authority, IDR (Newark Airport
Marriott Hotel Project)	7.00	10/1/14	1,510,000	1,515,995
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/20	1,525,000	1,652,643
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.25	12/15/22	1,545,000	1,675,769
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	1,700,000	1,239,759
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000 a	149,120
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	3,110,000	1,990,835
New Mexico--1.6%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.25	6/1/40	2,200,000	2,200,000
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	510,000	548,898
New York--4.7%
New York City,
GO	5.00	8/1/20	1,500,000	1,749,675
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	1,400,000	1,406,132
New York City Industrial
Development Agency, Special
Facility Revenue (American

Airlines, Inc. Project)	6.90	8/1/24	1,500,000	1,286,355
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000	3,738,400
North Carolina--1.1%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)	5.13	1/15/37	1,000,000	996,400
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000	996,640
Ohio--1.7%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,500,000	3,014,900
Oregon--.6%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,000,000	1,005,680
Pennsylvania--8.8%
Allegheny County Hospital
Development Authority, Health
System Revenue (West Penn
Allegheny Health System)	5.38	11/15/40	2,000,000	1,526,620
Delaware County Industrial
Development Authority, Charter
School Revenue (Chester
Community Charter School
Project)	6.13	8/15/40	1,500,000	1,366,755
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	5,000,000	4,316,000
JPMorgan Chase Putters/Drivers
Trust (Geisinger Authority,
Health System Revenue

(Geisinger Health System))	5.13	6/1/35	2,000,000 c,d	2,016,360
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(American Health
Foundation/Montgomery, Inc.
Project)	6.88	4/1/36	2,000,000	1,814,160
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000	1,025,950
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
Pennsylvania)	6.00	7/1/42	1,500,000	1,454,760
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	6.50	1/1/38	1,825,000	1,746,525
Tennessee--1.1%
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.25	9/1/26	2,000,000	1,912,860
Texas--8.1%
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	1,500,000	468,420
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000	921,370
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (American
Airlines, Inc.)	6.00	11/1/14	1,000,000	974,040
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	1,000,000	999,870

La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program,
Inc.)	6.25	8/15/39	2,250,000	2,265,503
Mission Economic Development
Corporation, SWDR (Allied
Waste North America, Inc.
Project)	5.20	4/1/18	1,500,000	1,519,860
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	1,175,000	1,207,618
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	3,811,962
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000	1,972,012
Virginia--1.9%
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.25	7/1/19	3,000,000	3,393,450
Washington--2.8%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,535,000	1,244,317
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000	1,121,550
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,455,927
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,051,188
Wisconsin--.7%
Wisconsin,
GO	5.00	5/1/22	1,000,000	1,161,300

Multi State--.6%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000 c	1,140,040
U.S. Related--4.2%
Government of Guam,
GO	6.75	11/15/29	1,500,000	1,526,955
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	1,765,000	1,558,636
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	2,000,000	2,181,280
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000	2,054,320
Total Long-Term Municipal Investments
(cost $182,599,569)				170,638,899
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.8%	Rate (%)	Date	Amount ($)	Value ($)
California--2.5%
California Infrastructure and
Economic Development Bank,
Revenue (California Academy of
Sciences, San Francisco,
California) (LOC; Wells Fargo
Bank)	0.10	6/1/11	2,600,000 e	2,600,000
Irvine Assessment District Number
05-21, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.
Bank NA)	0.13	6/1/11	1,800,000 e	1,800,000
New York--1.3%
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)	0.75	6/1/11	1,500,000 e	1,500,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.13	6/1/11	800,000 e	800,000
Total Short-Term Municipal Investments

(cost $6,700,000)		6,700,000

Total Investments (cost $189,299,569)	100.8%	177,338,899
Liabilities, Less Cash and Receivables	(.8%)	(1,492,351)
Net Assets	100.0%	175,846,548

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	Non-income producing--security in default.
c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, these securities were valued at $5,908,720 or 3.4% of net assets.

d	Collateral for floating rate borrowings.
e	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $189,299,569. Net unrealized depreciation on investments was $11,960,670 of which $5,150,308 related to appreciated investment securities and $17,110,978 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association

GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	177,338,899	-	177,338,899

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
May 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.1%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.0%
Alabama State Board of Education,
Revenue (Calhoun Community
College) (Insured; AMBAC)	5.00	5/1/25	5,155,000	5,292,020
Arizona--1.7%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000	2,118,800
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	4,000,000	3,331,720
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/18	2,700,000	2,902,311
Arkansas--.2%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project) (Insured;
AMBAC)	5.00	12/1/17	1,025,000	1,088,263
California--11.1%
California,
Economic Recovery Bonds	5.00	7/1/20	3,000,000	3,447,510
California,
GO	5.25	10/1/16	295,000	298,301
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000	2,573,125
California,

GO (Various Purpose)	5.75	4/1/31	6,700,000	7,190,105
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000	3,692,868
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000	3,234,870
California Educational Facilities
Authority, Revenue (Pomona
College)	0.00	7/1/30	3,005,000 a	978,097
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000	1,947,962
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000 a	919,281
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/26	2,575,000 a	1,035,124
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000 a	741,800
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,500,000	1,156,920
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	3,775,000	2,550,390
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000	2,726,775
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	3,500,000	3,809,435
Nevada Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/1/22	1,160,000	1,198,361
Pajaro Valley Unified School

District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	1,500,000 a	590,685
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/27	4,110,000 a	1,493,656
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/28	4,000,000 a	1,340,720
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000	2,086,800
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000	2,065,240
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000	3,542,761
San Juan Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/20	1,425,000	1,517,426
Tustin Unified School District
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
Assured Guaranty Municipal
Corp.)	0.00	9/1/21	1,615,000 a	916,238
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000	2,207,060
Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000	1,782,015
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; National
Public Finance Guarantee Corp.)	4.75	9/1/16	800,000	801,192
Colorado--1.9%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000	522,995
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000	598,146
Colorado Educational and Cultural

Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000	1,148,600
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000	1,298,700
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	935,180
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000	1,955,680
Northwest Parkway Public Highway
Authority, Senior Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	0.00	6/15/11	7,300,000 a,b	2,956,646
Delaware--.1%
Delaware Housing Authority,
Revenue	5.15	7/1/17	185,000	188,728
Delaware Housing Authority,
Revenue	5.40	7/1/24	260,000	268,744
District of Columbia--1.0%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/35	4,000,000	4,075,920
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Revenue	5.13	7/1/32	1,000,000	1,041,580
Florida--7.1%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000	2,617,261
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/36	1,800,000	1,693,836
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	1,255,000	1,345,423

Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	2,000,000	2,170,620
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,094,890
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	3,500,000	3,500,035
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000	3,644,158
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
CIFG)	5.00	10/1/22	1,820,000	1,881,989
Miami-Dade County,
Aviation Revenue	5.00	10/1/30	3,000,000	2,954,850
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/28	2,745,000	2,885,901
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000	1,297,587
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	998,360
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/28	2,800,000	2,964,332
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000	2,672,610
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000	928,450
University of Central Florida,
COP (University of Central
Florida Convocation
Corporation Master Lease

Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000	1,779,226
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/19	1,525,000	1,606,374
Georgia--3.4%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	1,640,000	1,808,887
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	1,000,000	1,023,510
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000	1,386,132
Carrollton Payroll Development
Authority, RAC (University of
West Georgia Athletic Complex,
LLC Project)	6.25	6/15/34	3,895,000	4,146,383
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	2,000,000	2,059,620
Municipal Electric Authority
of Georgia, Project One
Subordinated Bonds	5.00	1/1/21	5,000,000	5,530,900
Savannah Economic Development
Authority, Revenue (Armstrong
Atlantic State University
Student Union, LLC Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/15/32	1,240,000	1,257,968
Hawaii--1.0%
Hawaii,
Airports System Revenue	5.25	7/1/26	5,000,000	5,255,950
Idaho--1.8%
Boise State University,
Student Union and Housing

System Revenue (Insured; FGIC)
(Prerefunded)	5.38	4/1/12	5,000 b	5,216
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000	6,164,032
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	2,500,000	2,747,850
Illinois--7.2%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	2,400,000	2,557,968
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,653,325
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	2,500,000	2,548,875
Huntley,
Special Service Area Number
Nine Special Tax Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.10	3/1/28	3,500,000	3,600,660
Illinois,
GO	5.00	1/1/17	2,500,000	2,713,700
Illinois,
GO	5.00	1/1/22	2,500,000	2,563,025
Illinois,
GO	5.00	1/1/24	2,500,000	2,476,875
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.00	2/1/28	750,000	780,382
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.25	2/1/33	500,000	520,365
Illinois Finance Authority,

Revenue (Sherman Health
Systems)	5.50	8/1/37	1,000,000	890,960
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/16	2,200,000	2,433,508
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/15/27	6,000,000	5,996,640
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	3,100,000	3,083,880
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	3,600,000	3,621,492
Kansas--.3%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,343,985
Kentucky--.8%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,500,000	1,409,865
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,500,000	2,508,675
Louisiana--1.5%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,578,000
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000	2,269,840
Orleans Parish School Board,
Public School Revenue
(Insured; FGIC)	5.20	2/1/14	2,555,000	2,555,971

Maine--.8%
Maine Housing Authority,
Mortgage Purchase Bonds	5.35	11/15/21	4,220,000	4,223,207
Maryland--.7%
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000	1,404,735
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	630,000	630,416
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	1,295,000	1,371,586
Massachusetts--1.9%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000	5,217,800
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000	2,304,782
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	2,250,000	2,298,622
Michigan--12.5%
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/14	8,000,000 a	7,477,360
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20	1,055,000 a	722,569
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	1,500,000	1,753,350
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured

Guaranty Municipal Corp.)	7.50	7/1/33	1,000,000	1,173,590
Detroit,
Water Supply System Revenue
(Insured; FGIC) (Prerefunded)	5.75	7/1/11	4,000,000 b	4,057,160
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,200,000	997,068
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000	926,680
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000	1,121,770
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	2,250,000	2,176,335
Huron Valley School District,
GO Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000 a	4,821,881
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	3,000,000	3,454,230
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	4,555,000	4,665,049
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	2,000,000	1,824,880
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000	2,615,075
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	2,250,000	2,025,270
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000	2,492,040
Michigan Strategic Fund,

LOR (NSF International Project)	5.13	8/1/19	700,000	709,758
Michigan Strategic Fund,
LOR (NSF International Project)	5.25	8/1/26	2,000,000	1,948,860
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	1,250,000	1,244,225
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000	2,476,720
Pontiac Tax Increment Finance
Authority, Revenue
(Prerefunded)	6.38	6/1/12	3,170,000 b	3,387,113
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000	4,584,004
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	1,500,000	1,644,735
Summit Academy North,
Public School Academy Revenue	5.50	11/1/35	1,500,000	1,103,985
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/22	3,000,000	3,052,680
Mississippi--.3%
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC)	5.00	11/1/20	1,315,000	1,341,655
Missouri--.5%
Missouri Housing Development
Commission, MFHR

(Collateralized; FHA)	4.85	12/1/11	150,000	152,749
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	435,000	439,715
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	580,000	592,702
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/25	1,265,000	1,326,112
Nebraska--.5%
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)	5.25	4/1/16	2,305,000	2,385,859
Nevada--1.6%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	2,865,000	2,903,849
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000	5,008,450
New Hampshire--.2%
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.05	7/1/12	665,000	666,762
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.15	7/1/13	575,000	576,374
New Jersey--4.8%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/18	2,265,000	2,498,318
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/20	5,700,000	6,177,090
New Jersey Economic Development
Authority, School Facilities

Construction Revenue	5.75	9/1/23	3,250,000	3,587,772
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	12/15/18	2,790,000	3,087,163
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/19	3,000,000	3,326,640
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	79,715
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000	219,898
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	2,140,000	1,566,673
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	5,000,000	3,646,350
New York--2.4%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000	5,492,900
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000	2,591,375
New York City,
GO	5.00	8/1/28	1,000,000	1,061,370
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/30	3,000,000	2,996,160
North Carolina--4.4%
Charlotte,
GO	5.00	7/1/21	1,525,000	1,585,481
Charlotte,
GO	5.00	7/1/22	2,110,000	2,173,680
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000	1,976,416
Durham County,

GO Public Improvement Bonds	5.00	6/1/18	1,000,000	1,146,990
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000	1,040,090
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000	1,202,790
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000	1,180,071
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of Eastern
Carolina)	6.25	12/1/33	1,750,000	1,889,965
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000	2,000,980
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000 a	2,477,086
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project) (Prerefunded)	6.50	7/1/13	1,000,000 b	1,133,530
Oak Island,
Enterprise System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/34	1,000,000	1,052,150
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000	1,041,120
Raleigh,
Combined Enterprise System
Revenue	5.00	3/1/31	1,175,000	1,229,179
University of North Carolina,
System Pool Revenue (Pool

General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.00	10/1/34	1,000,000	1,026,320
Ohio--1.5%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	2,500,000	2,153,500
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000	1,176,841
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,000,000	2,089,340
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts
Project)	5.50	5/15/28	2,495,000	2,134,497
Oklahoma--.2%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000	1,184,180
Oregon--.6%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000	1,625,064
Oregon Department of
Administrative Services,
Lottery Revenue	5.00	4/1/29	1,500,000	1,609,845
Pennsylvania--6.4%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000	2,849,106
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	2,000,000	1,705,060
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	8/15/17	4,000,000	4,469,000
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center

Project)	6.00	1/1/25	1,895,000	1,487,367
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000	1,726,400
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000	1,004,130
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	1,500,000	1,440,120
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000	2,754,250
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,450,000	2,515,048
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	2,000,000	2,204,120
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	3,360,000	3,635,587
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	3,500,000	3,681,965
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	270,000	277,916
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	2,500,000	2,504,250
Texas--6.5%
Coastal Water Authority,

Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000	2,263,549
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,955,000	2,061,215
Del Mar College District,
Limited Tax Bonds (Insured;
FGIC)	5.25	8/15/17	1,295,000	1,411,887
Denton Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/23	135,000 a	68,526
Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC)	5.25	2/1/18	1,000,000	1,063,970
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	525,000	526,092
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	740,000	741,539
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/29	1,000,000	1,000,410
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	3,900,000 a	1,395,147
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	3,360,000 a	1,128,490
Lubbock Health Facilities
Development Corporation,
Revenue (Sears Plains
Retirement Corporation
Project) (Collateralized; GNMA)	5.50	1/20/21	925,000	906,528

Lubbock Housing Finance
Corporation, MFHR (Las
Colinas, Quail Creek and
Parkridge Place Apartments
Projects)	6.00	7/1/22	1,175,000	977,024
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000	1,356,030
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.50	8/15/20	1,100,000	1,158,674
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/27	1,000,000 a	447,810
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	4,675,000 a	1,970,466
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000	1,412,402
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.63	1/1/33	5,000,000	5,171,800
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	3,000,000	3,083,280
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000	1,076,452
San Antonio,
Electric and Gas Systems
Revenue	5.50	2/1/20	255,000	319,734
Schertz-Cibolo Universal City

Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000 a	1,818,261
Sharyland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/17	1,130,000	1,205,021
Texas National Research Laboratory
Commission Financing
Corporation, LR
(Superconducting Super
Collider Project)	6.95	12/1/12	265,000	281,247
Virginia--5.4%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000	1,548,968
Amherst Industrial Development
Authority, Educational
Facilities Revenue (Sweet
Briar College)	5.00	9/1/26	1,000,000	973,910
Chesapeake,
Chesapeake Expressway Toll
Road Revenue	5.63	7/15/19	800,000	802,296
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25	1,000,000	1,142,040
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000	1,081,350
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,770,855
Dulles Town Center Community
Development Authority, Special
Assessment Revenue (Dulles
Town Center Project)	6.25	3/1/26	2,755,000	2,715,576

Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000	1,278,084
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000	1,227,760
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000	1,099,130
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(The Catholic Diocese of
Arlington)	5.50	10/1/33	1,000,000	1,007,170
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	2,900,000	3,242,577
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/21	2,500,000	2,589,150
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.63	6/1/15	1,000,000 b	1,171,250
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/36	785,000	695,110
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)
(Prerefunded)	5.00	6/1/16	215,000 b	254,453
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.38	1/1/36	1,450,000	1,540,103
Virginia Housing Development
Authority, Rental Housing

Revenue	5.50	6/1/30	1,000,000	1,035,970
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	2,000,000	2,233,820
Washington--1.5%
Washington Economic Development
Finance Authority, EDR
(Benaroya Research Institute
at Virginia Mason Project)	4.00	6/1/24	2,645,000	2,515,898
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,485,000	3,762,894
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured;
Assured Guaranty Municipal
Corp.)	5.50	8/15/24	1,000,000	1,080,010
Wisconsin--.6%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized;
FNMA)	5.10	7/1/22	1,000,000	1,036,600
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000	2,166,960
U.S. Related--4.7%
Government of Guam,
GO	6.75	11/15/29	500,000	508,985
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	2,000,000	1,828,620
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000	1,307,491
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/26	2,360,000	2,294,156
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,250,000	3,218,215

Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC) (Prerefunded)	5.00	7/1/15	1,000,000 b	1,156,820
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	1,000,000	1,008,120
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	1,000,000	1,090,640
Puerto Rico Public Finance
Corporation, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.00	8/1/26	1,500,000	1,920,885
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,860,000	8,073,478
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	1,000,000	1,066,340
Total Long-Term Municipal Investments
(cost $481,482,176)				494,406,949
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.6%	Rate (%)	Date	Amount ($)	Value ($)
California--.3%
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.
Bank NA)	0.13	6/1/11	800,000 c	800,000
Irvine Assessment District Number
89-10 (LOC: California State
Teachers' Retirement System
and State Street Bank and
Trust)	0.13	6/1/11	1,100,000 c	1,100,000
New York--.3%
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)	0.75	6/1/11	1,300,000 c	1,300,000

Total Short-Term Municipal Investments
(cost $3,200,000)		3,200,000

Total Investments (cost $484,682,176)	98.7%	497,606,949
Cash and Receivables (Net)	1.3%	6,740,553
Net Assets	100.0%	504,347,502

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $484,682,176. Net unrealized appreciation on investments was $12,924,773 of which $20,903,720 related to appreciated investment securities and $7,978,947 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association

GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	497,606,949	-	497,606,949

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: July 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date: July 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)